KRAMER LEVIN NAFTALIS & FRANKEL LLP

GEORGE M. SILFEN
PARTNER
PHONE 212-715-9522
FAX 212-715-8036
GSilfen@KRAMERLEVIN.com

July 18, 2013
VIA EDGAR

Christina Fettig
James E. O'Connor
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Arden Sage Multi-Strategy Fund, L.L.C.
(File Nos. 333-177737 and 811-21778)
Arden Sage Multi-Strategy Institutional Fund, L.L.C.
(File Nos. 333-177738 and 811-22224)
Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.
(File Nos. 333-177524 and 811-22225)
Arden Sage Triton Fund, L.L.C.
(File Nos. 333-165950 and 811-21472)

Dear Ms. Fettig and Mr. O'Connor:

On behalf of our clients, Arden Sage Multi-Strategy Fund, L.L.C. ("Multi-Strategy Fund"), Arden Sage Multi-Strategy Institutional Fund, L.L.C. ("Multi-Strategy Institutional Fund"), Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C. ("TEI Institutional Fund") and Arden Sage Triton Fund, L.L.C. ("Triton") (collectively, the "Registrants"), we are responding to oral comments provided by Ms. Fettig relating to Post-Effective Amendment No. 2 for each of Multi-Strategy Fund, Multi-Strategy Institutional Fund and TEI Institutional Fund and Post-Effective Amendment No. 3 for Triton on the Registrants' registration statements on Form N-2 (the "Amendments"), which were filed on June 10, 2013 in connection with the annual update of the prospectuses and statements of additional information.

Specifically, the following comments were conveyed to me in a telephone conversation on July 10, 2013.  Each comment is followed by Registrants' responses, as applicable.

1177 AVENUE OF THE AMERICAS   NEW YORK NY 10036-2714   PHONE 212.715.9100   FAX 212.715.8000

990 MARSH ROAD   MENLO PARK CA 94025-1949   PHONE 650.752.1700   FAX 650.752.1800

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www.kramerlevin.com

KRAMER LEVIN NAFTALIS & FRANKEL LLP

Securities and Exchange Commission
July 18, 2013

1.                    Comment:                          Revise the "Other Expenses" identified in each fee table to conform to the expenses actually incurred during the fiscal year ended March 31, 2013 as disclosed in each corresponding financial highlights table.

Response:                          We have revised each fee table as requested.

2.                    Comment:                          Confirm that each reference in the footnotes to the fee tables identifying each Fund's net assets used to calculate annual expenses conforms to the net assets for the Fund as of March 31, 2013 as set forth in the Fund's respective financial highlights table.

Response:                          We have confirmed that each reference to the net assets in the fee tables conforms to the financial highlights tables as requested and have made appropriate changes.

3.                    Comment:                          Confirm that the Acquired Fund Fees and Expenses (5.26%) set forth in each Fund's fee table is correct.

Response:                          We have confirmed that the Acquired Fund Fees and Expenses (5.26%) set forth in each fee table is correct despite the fact that the amount is unchanged from the Registrants' previous Post-Effective Amendments filed on June 29, 2012.

4.                    Comment:                          Confirm whether the expense example for Triton should be based on a $50,000 investment instead of $100,000.

Response:                          The minimum initial investment amount in units of limited liability company interests in Triton by an investor is $100,000.  Accordingly, we have made no adjustment to the expense example.

Each Registrant confirms that the adequacy and accuracy of the disclosure in the Amendments is its responsibility.  Registrants acknowledge that staff comments or changes in responses to staff comments to the disclosure in the Amendments do not foreclose the Commission from taking any action with respect to the Amendments.  Registrants also confirm their understanding that a staff comment may not be asserted as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Concurrent with the filing of this letter, each Registrant is filing a Post-Effective Amendment to its Registration Statement on Form N-2 to incorporate the changes discussed above and to include certain exhibits.  We note that, as mentioned in previous communications, Registrants' Registration Statements are substantially identical to each of their Registration Statements declared effective by the Commission on July 27, 2012.  We continue to request expedited review of each Registration Statement so as to allow the effectiveness of each Registration Statement on or about July 22, 2013.

KRAMER LEVIN NAFTALIS & FRANKEL LLP

Securities and Exchange Commission
July 18, 2013

If you have any questions or further comments, please call me at 212-715-9522.

Sincerely,

/s/ George M. Silfen
George M. Silfen
Partner

cc:	Craig Krawiec
Jacqueline Edwards, Esq.